Leases - Schedule of Depreciation of Right of Use Assets (Details) - Right-of-Use Assets [Member] - CAD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases - Schedule of Depreciation of Right of Use Assets (Details) [Line Items]
Cost of sales	[1]	$ 37,098	$ 48,542	$ 50,071
Marketing and product management		66,686	5,778	11,303
Selling expenses			5,526	11,247
General and administrative expenses		408,752	455,932	237,596
Research and development costs		3,022	66,158	300,724
Depreciation of right-of-use assets		$ 515,558	$ 581,936	$ 610,941

[1]	Depreciation of right-of-use assets recognized as an expense in cost of sales is included in Net income (loss) and comprehensive income (loss) from discontinued operations